CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net loss for the year	€ 3,910	€ (2,415)	€ (46,383)	€ (68,013)	€ (16,279)
Currency translation differences	(2,834)	(3,402)	(1,470)	(1,134)	1,109
Income tax impact
Items that may be reclassified subsequently to profit or loss	(2,834)	(3,402)	(1,470)	(1,134)	1,109
Total other comprehensive income/(loss) recognized in the year	(2,834)	(3,402)	(1,470)	(1,134)	1,109
Total comprehensive loss recognized in the year	1,076	(5,817)	(47,853)	(69,147)	(15,170)
Attributable to:
Equity holders of the Parent	1,074	(5,819)	(47,852)	(69,201)	(15,262)
Non-controlling interests	€ 2	€ 2	€ (1)	€ 54	€ 92